SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUPPLEMENT DATED MAY 19, 2006

TO PROSPECTUSES
DATED MAY 1, 2006 AND APRIL 11, 2006

FOR SUN LIFE FINANCIAL MASTERS CHOICE NY,
SUN LIFE FINANCIAL MASTERS EXTRA NY,
SUN LIFE FINANCIAL MASTERS FLEX NY,
SUN LIFE FINANCIAL MASTERS REWARD NY, and
SUN LIFE FINANCIAL MASTERS SELECT NY

ISSUED BY SUN LIFE (N.Y.) VARIABLE ACCOUNT C

The formula under the heading "Withdrawals Under the Optional Living Benefit Rider" should be revised to read as follows:

old GLB amount	x	Account Value immediately after partial withdrawal
Account Value immediately before partial withdrawal